Financial assets at fair value through other comprehensive income (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Maturity
Due within one year	R$ 33,247,822	R$ 75,763,826
From 1 to 5 years	101,397,630	67,290,177
From 5 to 10 years	22,423,476	6,441,750
Over 10 years	23,197,955	17,625,300
No stated maturity	12,183,127	10,929,483
Total	192,450,010	178,050,536	[1]
Amortized cost
Maturity
Due within one year	33,240,423	75,814,113
From 1 to 5 years	97,066,063	65,896,910
From 5 to 10 years	21,003,150	6,189,446
Over 10 years	17,272,504	15,491,407
No stated maturity	11,174,942	11,685,525
Total	R$ 179,757,082	R$ 175,077,401	[1]

[1]	In June 2018, Management decided to reclassify the Securities measured at fair value through other comprehensive income to be measured at amortized cost, in the amount of R$17,022,922 thousand. This reclassification was the result of the alignment of risk and capital management. Without considering this reclassification of the securities it would have been recognized in other comprehensive income fair value changes in the amount of R$(297,343) thousand.